DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of the Plan [Line Items]
DESCRIPTION OF THE PLAN
1.    DESCRIPTION OF THE PLAN

General
The Valero Energy Corporation Thrift Plan (the Plan) is a qualified profit-sharing plan covering most of Valero Energy Corporation’s employees in the United States (U.S.). (See “Eligibility and Participation” below for a description of employees eligible for participation in the Plan.) The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). As used in this report, the term “Valero” may refer, depending upon the context, to Valero Energy Corporation, one or more of its consolidated subsidiaries, or all of them taken as a whole.

A portion of the Plan is designated as an employee stock ownership plan (ESOP), as defined in Section 4975(e)(7) of the Internal Revenue Code of 1986, as amended (the Code), and Department of Labor Regulation §2550.407d-6. The Plan is composed of an ESOP portion and a non-ESOP portion. The ESOP portion consists only of investments in Valero common stock. A dividend payout feature allows participants to elect to receive dividends from Valero common stock in cash as taxable distributions or to continue to have such dividends reinvested in the Plan. The designation as an ESOP has no other effect on benefits under the Plan.

The description of the Plan included in these notes to financial statements provides only general information. Participants should refer to the plan document for a complete description of the Plan’s provisions.

Plan Administration
Valero, the plan sponsor, is a multinational manufacturer and marketer of petroleum-based and low-carbon liquid transportation fuels and petrochemical products. Valero’s common stock trades on the New York Stock Exchange under the symbol “VLO.”

The Valero Energy Corporation Benefit Plans Administrative Committee (Administrative Committee), consisting of persons selected by Valero, administers the Plan. The members of the Administrative Committee serve without compensation for services in that capacity. Bank of America, N.A. is the trustee under the Plan and has custody of the securities and investments of the Plan through a trust. Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America, is the record keeper for the Plan.

Eligibility and Participation
Valero’s U.S. employees, as described in the plan document, are immediately eligible to participate in the Plan, except for certain employees at Valero’s Port Arthur and Memphis Refineries who are only eligible to participate in the Premcor Retirement Savings Plan, another plan sponsored by Valero. Participation in the Plan is voluntary; however, eligible employees are automatically enrolled in the Plan as further described under “Contributions.”

Contributions
Participants may make contributions of not less than 1 percent or more than 50 percent of their annual total salary, as defined in the plan document, immediately upon commencement of participation, subject to certain limitations under the Code.
Participants elect to make pre-tax, after-tax, and/or designated Roth 401(k) contributions to the Plan. Any employee may make eligible rollover contributions and eligible Roth 401(k) rollover contributions to the Plan. Participants may recharacterize amounts from their vested account to an in-plan Roth rollover account. Former employees who retain an account balance under the Plan and who have received or who are eligible to receive a distribution from a defined benefit pension plan sponsored by Valero are also eligible to make a rollover contribution to the Plan. For the years ended December 31, 2025 and 2024, rollover contributions totaled $9.6 million and $7.9 million, respectively, and were included in participant contributions.

Eligible employees are automatically enrolled in the Plan at a pre-tax contribution rate of 7 percent of their annual total salary, unless the eligible employee elects not to participate in the Plan. The automatically enrolled participant’s contribution rate will increase by 1 percent per year until a maximum contribution rate of 10 percent is reached, unless the participant elects to opt out of the automatic increases or voluntarily changes their contribution rate.

Valero makes an employer contribution equal to $1.00 for every $1.00 of a participant’s contributions up to 7 percent of annual total salary. All employer contributions are made in cash and are invested according to the investment options elected for the participant contributions.

Valero, at the discretion of the Valero Energy Corporation Board of Directors or such other party as designated by such Board, may make discretionary employer contributions to the accounts of all eligible ethanol plant employees (renewables organization employees). Such contributions are allocated based on eligible compensation. For the plan years ended December 31, 2025 and 2024, the Administrative Committee approved discretionary employer contributions totaling $2.3 million and $2.1 million, respectively. Of these amounts, Valero funded $2.2 million and $1.6 million, respectively, with the remaining portion being funded from forfeited nonvested accounts. Discretionary employer contributions receivable as of December 31, 2025 and 2024 were received by the Plan in March 2026 and 2025, respectively.
Participant Accounts
Individual accounts are maintained for each participant. Each participant’s account is adjusted to reflect participant contributions, employer contributions, withdrawals, income, expenses, gains, and losses attributable to the participant’s account.

Vesting
Participants are vested 100 percent in their individual participant contribution accounts at all times. Participants who are active employees and are not renewables organization employees are 100 percent vested in their employer matching contribution accounts at all times. Renewables organization employees vest in their employer matching contribution accounts at the rate of 20 percent per year and are 100 percent vested after five years of continuous service. Eligible renewables organization employees vest 100 percent in any discretionary employer contributions after completion of three years of service.

Forfeitures
The Plan provides that if a participant incurs a break in service prior to becoming vested in any part of their employer account, the participant’s prior continuous service will not be disregarded for purposes of the Plan until the break in service equals or exceeds five successive years. Upon a participant’s termination of employment for other than death, total and permanent disability, or retirement on or after age 65, the nonvested portion of the participant’s employer account is forfeited upon distribution. In the event the participant is reemployed prior to incurring a break in service of five successive years, any amounts forfeited under this provision may be reinstated.

Employer contributions for the years ended December 31, 2025 and 2024 were reduced by $560,000 and $450,000, respectively, from forfeited nonvested accounts. As of December 31, 2025 and 2024, forfeited nonvested accounts available to reduce future employer contributions or plan administrative expenses were $360,000 and $521,000, respectively.
Investment Options
Participants direct the investment of 100 percent of their participant and employer contributions and may transfer existing account balances into any of the investment options offered, subject to certain restrictions. These investment options include Valero common stock, common/collective trusts, mutual funds, an interest-bearing cash account, and other self-directed investments.
Participants may not designate more than 20 percent of their contributions to be invested in Valero common stock. Transfers into Valero common stock will not be permitted to the extent a transfer would result in more than 50 percent of the aggregate value of the participant’s account being invested in Valero common stock.
Withdrawals
A participant who is a current Valero employee may make the following types of withdrawals of all or part of the participant’s respective accounts:

•one withdrawal during any six-month period from the participant’s after-tax account and rollover contribution account with no suspension of future contributions;

•one withdrawal from the participant’s employer or discretionary employer account upon completion of five years or three years of continuous service, respectively, with a similar withdrawal allowed 36 months after the date of a previous withdrawal under this provision, with no suspension of future contributions;

•upon reaching age 59½, one withdrawal during any six-month period from the participant’s account and employer account; or

•upon furnishing proof of financial necessity, one withdrawal during any six-month period from the participant’s account and the vested portion of the employer account.
Distributions
Upon a participant’s death, total and permanent disability, or retirement on or after age 65, the participant or the beneficiary of a deceased participant is entitled to a distribution of the entire value of the participant’s account and employer account regardless of whether or not the accounts are fully vested. Upon a participant’s termination for any other reason, the participant is entitled to a distribution of only the value of the participant’s account and the vested portion of the participant’s employer account.
Distributions resulting from any of the above occurrences may be made in a single sum distribution in (i) whole shares of Valero common stock and cash for fractional shares and the participant’s interest in all other investments or (ii) entirely in cash. In lieu of the single sum distribution, a participant or beneficiary whose account balance exceeds $5,000 may elect to receive the value of the participant’s account in the form of (i) installments, (ii) partial distributions, or (iii) any combination of these forms, subject to certain restrictions.

Terminated participants may elect to have the Plan’s trustee hold their accounts for distribution to them at a date not later than April 1 of the calendar year after which they attain the required minimum distribution (RMD) age of 73. In this event, terminated participants continue to share in the income, expenses, gains, and losses of the Plan until their accounts are distributed. Effective January 1, 2033, the SECURE 2.0 Act of 2022 (SECURE 2.0 Act) increases the RMD age from 73 to 75. The SECURE 2.0 Act is discussed further on the following page under “SECURE 2.0 Act of 2022.”

The Plan allows participants who are called to active duty military service and who are on military leave for a period of 179 days or more to make withdrawals of all or any portion of their account.

Notes Receivable from Participants
Participants may borrow a minimum of $500. The participant must be an employee to obtain a loan. The maximum loan amount a participant may have outstanding is restricted to the lesser of:

(a)$50,000, reduced by the excess of (i) the highest outstanding balance of the participant’s loans during a one-year period over (ii) the outstanding balance of all loans to the participant on the day any new loan is made, or

(b)one-half of the current value of the participant’s vested interest in their Plan accounts.

The term of any loan may not exceed five years unless the loan is for the purchase of a participant’s principal residence, in which case the term of the loan shall not exceed 15 years. The balance of the participant’s account and vested portion of their employer account serve as security for the loan. Loans bear interest at a reasonable rate as established by the Administrative Committee, presently at prime plus 1 percent. Loan repayments of principal and interest are made through payroll deductions or as otherwise determined. Participants may have two loans outstanding under the Plan at any time.

Plan Expenses
Plan administrative expenses, including trustee fees and administrative fees, may be paid by the Plan unless paid by Valero. Valero also provides certain other services at no cost to the Plan. Investment related expenses are included in net appreciation in fair value of investments. Individual participant transaction fees, such as overnight delivery fees and redemption fees, are deducted from the respective participant’s account and are included in benefit payments.
SECURE 2.0 Act of 2022
On December 29, 2022, the SECURE 2.0 Act was enacted to help improve retirement savings. The SECURE 2.0 Act made wide-ranging changes, both mandatory and elective, to qualified plans and its provisions have various effective dates. Significant provisions were as follows:

•the RMD age was increased from 72 to 73, effective January 1, 2023, and to age 75, effective January 1, 2033;

•the excise tax for failure to take RMDs was reduced from 50 percent to 25 percent of the RMD amount that was not taken, beginning January 1, 2023; and

•all catch-up contributions for participants with compensation of more than $145,000 (indexed for inflation) are required to be designated as Roth 401(k) contributions beginning after December 31, 2023. However, in August 2023, the Internal Revenue Service (IRS) announced an administrative transition period that delayed this requirement until taxable years beginning after December 31, 2025.
The Plan will incorporate changes in its plan document and administration to the extent required by the SECURE 2.0 Act.